                        SUPPLEMENT DATED JUNE 19, 2003

                               TO iSHARES TRUST

          iSHARES DOW JONES SERIES AND iSHARES COHEN & STEERS SERIES

                                  PROSPECTUS

                DATED AUGUST 1, 2002 (AS REVISED MARCH 1, 2003)

   The information in this Supplement replaces and updates the information in, and should be read in conjunction with, the iShares Trust Prospectus dated August 1, 2002 (as revised March 1, 2003) relating to the iShares Dow Jones Series and iShares Cohen & Steers Series (the "Funds").

The following paragraph replaces the paragraph titled "Possible Claim" on page 52 of the Prospectus.

   iShares Trust (the "Trust") has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                BGI-A-020-03000

                        SUPPLEMENT DATED JUNE 19, 2003

                               TO iSHARES TRUST

              iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND PROSPECTUS

                DATED AUGUST 1, 2002 (AS REVISED MARCH 1, 2003)

   The information in this Supplement replaces and updates the information in, and should be read in conjunction with, the iShares Trust Prospectus dated August 1, 2002 (as revised March 1, 2003) relating to the iShares Nasdaq Biotechnology Index Fund (the "Fund").

   The following paragraph replaces the paragraph titled "Possible Claim" on page 9 of the Prospectus.

   iShares Trust (the "Trust") has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                BGI-A-022-03000

                        SUPPLEMENT DATED JUNE 19, 2003

                               TO iSHARES TRUST

      iSHARES GOLDMAN SACHS SERIES AND iSHARES MSCI EAFE FUND PROSPECTUS

               DATED DECEMBER 1, 2002 (AS REVISED MARCH 1, 2003)

   The information in this Supplement replaces and updates the information in, and should be read in conjunction with, the iShares Trust Prospectus dated December 1, 2002 (as revised March 1, 2003) relating to the iShares Goldman Sachs Series and iShares MSCI EAFE Index Fund (the "Funds").

The following paragraph replaces the paragraph titled "Possible Claim" on page 25 of the Prospectus.

   iShares Trust (the "Trust") has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                BGI-A-021-03000

                        SUPPLEMENT DATED JUNE 19, 2003

                               TO iSHARES TRUST

           iSHARES S&P SERIES AND iSHARES RUSSELL SERIES PROSPECTUS

                DATED AUGUST 1, 2002 (AS REVISED MARCH 1, 2003)

   The information in this Supplement replaces and updates the information in, and should be read in conjunction with, the iShares Trust Prospectus dated August 1, 2002 (as revised March 1, 2003) relating to the iShares S&P Series and iShares Russell Series (the "Funds").

The following paragraph replaces the paragraph titled "Possible Claim" on page 100 of the Prospectus.

   iShares Trust (the "Trust") has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                BGI-A-023-03000